Related party transactions - Amounts due to related parties (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 280,432	$ 214,164
Shareholder loan
Disclosure of transactions between related parties [line items]
Amounts due to related parties		1,602
Due to related parties
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 280,432	$ 212,562